Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 75,103	¥ 76,258	¥ 155,050	¥ 165,970
Weighted-average shares	1,280,104	1,279,276	1,280,071	1,282,567
Effect of dilutive securities
Exercise of stock options	1,110	1,277	1,056	1,178
Weighted-average shares for diluted EPS computation	1,281,214	1,280,553	1,281,127	1,283,745
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 58.67	¥ 59.61	¥ 121.13	¥ 129.40
Diluted	¥ 58.62	¥ 59.55	¥ 121.03	¥ 129.29